Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2024 CNY (¥) ¥ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue		¥ 288,369	$ 41,092
Cost of revenue		(274,901)	(39,173)
Gross profit		13,468	1,919
Total operating costs and expenses:
Selling and marketing expenses		(11,199)	(1,596)	(24)	(12)
General and administrative expenses		(16,091)	(2,293)	(23,467)	(29,321)
Research and development expenses		(24)	(3)	(46)	(22)
Goodwill impairment loss		(574,978)	(81,934)
Total operating expenses		(602,292)	(85,826)	(23,537)	(29,355)
Loss from continuing operations		(588,824)	(83,907)	(23,537)	(29,355)
Interest expense, net		(26,105)	(3,720)	(1,565)	(42,042)
Inducement expenses					(423,686)
Foreign Currency Transaction Loss		2,311	329
Total Other Expense		(23,794)	(3,391)	(1,565)	(465,728)
Loss from continuing operations before income taxes		(612,618)	(87,298)	(25,102)	(495,083)
Income tax expense		(548)	(78)
Net loss from continuing operations		(613,166)	(87,376)	(25,102)	(495,083)
Gain from discontinued operations, net of applicable income taxes		388,491	55,360
Income (loss) from discontinued operations		(2,146)	(306)	(46,211)	1,315,063
Net income (loss) from discontinuing operations		386,345	55,054	(46,211)	1,315,063
Net income (loss)		(226,821)	(32,322)	(71,313)	819,980
Less: net loss from discontinued operations attributable to noncontrolling interests					(43)
Net income (loss) attributable to XChange TEC.INC’s ordinary shareholders		(226,821)	(32,322)	(71,313)	820,023
Net loss from continuing operations attributable to XChange TEC.INC’s ordinary shareholders		(613,166)	(87,376)	(25,102)	(495,083)
Net income (loss) from discontinued operations attributable to XChange TEC.INC’s ordinary shareholders		¥ 386,345	$ 55,054	¥ (46,211)	¥ 1,315,106
Weighted average number of ordinary shares used in computing net loss per share—Basic (in Shares)	[1]	21,007,405,473,671	21,007,405,473,671	2,805,073,364,600	1,025,842,445,700
Weighted average number of ordinary shares used in computing net loss per share— Diluted (in Shares)	[1]	21,007,405,473,671	21,007,405,473,671	2,805,073,364,600	1,025,842,445,700
Net earnings (loss) per share attributable to ordinary shareholders of XChange TEC.INC —Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0	$ 0	¥ 0	¥ 0
Net earnings (loss) per share attributable to ordinary shareholders of XChange TEC.INC —Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		0	0	0	0
Net losses per share from continuing operations attributable to ordinary shareholders of XChange TEC.INC —Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		0	0	0	0
Net losses per share from continuing operations attributable to ordinary shareholders of XChange TEC.INC —Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		0	0	0	0
Net earnings (loss) from per share discontinued operations attributable to ordinary shareholders of XChange TEC.INC —Basic (in Dollars per share and Yuan Renminbi per share) | (per share)		0	0	0	0
Net earnings (loss) from per share discontinued operations attributable to ordinary shareholders of XChange TEC.INC —Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0	$ 0	¥ 0	¥ 0
Other comprehensive (expenses) income, net of tax of nil:
Foreign currency translation adjustments		¥ 99,728	$ 14,211	¥ (4,031)	¥ (9,331)
Comprehensive income (loss)		(127,093)	(18,111)	(75,344)	810,649
Less: comprehensive loss attributable to noncontrolling interests					(43)
Comprehensive income (loss) attributable to XChange TEC.INC’s ordinary shareholders		¥ (127,093)	$ (18,111)	¥ (75,344)	¥ 810,692

[1]	Retroactively restated to give effect to a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares effective on September 18, 2023 (Note 1).